Additional disclosure requirements - Condensed Statements of Income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Condensed Income Statements, Captions [Line Items]
Interest income		€ 52,336	€ 51,338
Dividends from affiliated companies		624	471
Interest expense		(29,625)	(30,127)
Non-interest income:	[1]	682	745
Non-interest expense:		(1,305)	(1,196)
Operating profit/(loss) before tax		9,961	9,104
Tax expense or income from continuing operations		(2,442)	(2,367)
Profit/(loss) for the period from continuing operations		7,519	6,737
Income/ (charges) after tax from discontinued operations		1,895	726
Profit/(loss) for the period		9,414	7,463
Banco Santander S.A. | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Interest income		16,054	15,769
Dividends from affiliated companies		2,686	2,869
Interest expense		(9,122)	(9,344)
Interest income / (charges)		6,932	6,425
Provision for credit losses		(666)	(606)
Interest income / (charges) after provision for credit losses		6,265	5,819
Non-interest income:		3,179	3,292
Non-interest expense:		(4,264)	(3,852)
Operating profit/(loss) before tax		5,180	5,259
Tax expense or income from continuing operations		(597)	(524)
Profit/(loss) for the period from continuing operations		4,583	4,735
Income/ (charges) after tax from discontinued operations		4,043	856
Profit/(loss) for the period		8,626	5,591
Banco Santander S.A. | Reportable legal entities | Earnings Assets
Condensed Income Statements, Captions [Line Items]
Interest income		13,368	12,900
Banco Santander S.A. | Reportable legal entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies		2,263	2,394
Banco Santander S.A. | Reportable legal entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies		€ 423	€ 475

[1]	Includes -EUR 364 million at 30 June 2026 (-EUR 299 million at 30 June 2025) derived from the net monetary loss generated in Argentina as a result of the application of IAS 29 Financial reporting in hyperinflationary economies.